Note 4(c) - Vessels Held for Sale (Details Textual) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Assets Held-for-sale, Not Part of Disposal Group, Current, Total	$ 71,636,000	$ 24,340,000
Eco Van Nuys [Member]
Assets Held-for-sale, Not Part of Disposal Group, Current, Total		8,187,000
Eco Santa Monica [Member]
Assets Held-for-sale, Not Part of Disposal Group, Current, Total		8,146,000
Eco Venice Beach [Member]
Assets Held-for-sale, Not Part of Disposal Group, Current, Total		$ 8,007,000
M/T’s Eco Los Angeles and Eco City of Angels [Member]
Assets Held-for-sale, Not Part of Disposal Group, Current, Total	$ 35,818